INCOME TAXES - Income tax expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current income taxes
Current year	$ 404	$ 495	$ 477
Adjustments in respect of previous years	(1)	5	9
Total current income taxes	403	500	486
Deferred income taxes
Movement of temporary differences and losses	(72)	(36)	(152)
Changes in tax rates	0	(1)	6
Changes in recognized deferred tax assets	2	39	0
Adjustments in respect of previous years	9	3	28
Other	0	(7)	1
Total deferred tax expense / (benefit)	(61)	(2)	(117)
Income tax expense	$ 342	$ 498	$ 369